Shareholder Report, Average Annual Return (Details) WE0000000002503A_Dimensional US Core Equity Market ETF_Single_TSR Annual {Single}	12 Months Ended	59 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Dimensional US Core Equity Market ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dimensional US Core Equity Market ETF – NAV
Average Annual Return, Percent	19.78%	14.84%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	20.81%	14.48%